Note 10 - Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income tax expense at U.S. federal statutory rate	21.00%	21.00%
Current year state and local income taxes net of federal income tax benefit	3.50%	3.70%
Other	(0.30%)	(1.40%)
Provision for income taxes	24.20%	23.30%